Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2026-01-09	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Jan. 09, 2026
Restatement does not require Recovery
In the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, the Company restated its previously issued unaudited Condensed Consolidated Financial Statements for the three and six months ended June 30, 2025 and for the three and nine months ended September 30, 2025 (collectively, the “Restated Periods”). The Audit Committee determined that the restatement was required for the Restated Periods on January 9, 2026. Despite restating its financial statements, the Compensation Committee concluded that recovery of erroneously awarded compensation was not required under the Company’s clawback policy for executive officers as no excess incentive compensation was paid to any executive officers for the Restated Periods and applicable performance measures for the Restated Periods were not impacted by the errors. As such, the Compensation Committee determined that no recovery was required.